Short and long-term documents: Additional information (Details) $ in Thousands, $ in Thousands	May 22, 2013	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Jun. 24, 2015 MXN ($)	Jun. 24, 2015 USD ($)	Dec. 31, 2013 MXN ($)	Dec. 13, 2013 USD ($)
Aerostar
Long-term debt:
Notional amount								$ 4,471,000	$ 350,000
Borrowings, interest rate						6.75%	6.75%
Senior secured notes due on March 22, 2035
Long-term debt:
Notional amount		$ 7,207,061	$ 400,000	$ 7,265,206	$ 400,000
Borrowings, interest rate	5.75%
Debt Instrument, Quoted Yield	2.39%
Spread Credit	336
Senior secured notes due on March 22, 2035 | Aerostar
Long-term debt:
Notional amount						$ 737,000	$ 50,000